Related Parties Transactions	9 Months Ended
Sep. 30, 2026
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 13 - RELATED PARTIES TRANSACTIONS:

a.	During the nine months ended September 30, 2026, the Company granted 572,628 stock options at a weighted average exercise price of $1.76 to several executive officers and members of the Board of Directors (“Board”). 175,000 stock options were granted during the three months ended September 30, 2026 at an exercise price of $2.00.

In addition, during the nine months ended September 30, 2026, the Company granted 773,929 RSUs to several executive officers and Board members of the Company. 85,000 RSUs were granted to an executive officer of the Company during the three months ended on September 30, 2026.

The fair value of the stock options that were granted during the nine months ended September 30, 2026, is $647 thousand, which is expected to be recognized over a 1-4-year vesting period, and the fair value of the granted RSUs is $1,353 thousand, which is expected to be recognized over a 1-4-years vesting period.

b.	During August 2026, the Company and PTK Technologies, LLC (“PTK”), a related party whose CEO is a member of the Board, signed a Service Provider Agreement (the “Agreement”). Pursuant to the Agreement, PTK will provide the Company with business development activities in China, in consideration of a monthly retainer in the amount of $15 thousand.

In addition to the monthly fee, subject to the prior approval of the Company’s Board, PTK may be entitled to a success fee upon the completion and execution by the Company of a definitive contract for the sale of Company’s products in mass production. As of September 30, 2026, no such contract has been executed.